Goodwill and Impairment Review of Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary Of Detailed Information About Goodwill

December 31,	2023	2022 1
Opening balance	$674,396	$566,270
Acquisition (Note 6)	-	134,444
Impairment	(87,168)	(48,000)
Currency translation effects	(15,418)	21,682
Closing balance	$571,810	$674,396
1
Certain balances as at December 31, 2022 have been
re-presented
as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.